Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	319,674,990.34	19,866
Yield Supplement Overcollateralization Amount 10/31/16	10,739,374.80	0
Receivables Balance 10/31/16	330,414,365.14	19,866
Principal Payments	13,875,338.95	546
Defaulted Receivables	835,748.55	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	10,086,096.14	0
Pool Balance at 11/30/16	305,617,181.50	19,274

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	41.92%

Prepayment ABS Speed	1.50%

Overcollateralization Target Amount	13,752,773.17
Actual Overcollateralization	13,752,773.17

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.89%
Weighted Average Remaining Term	45.65

Delinquent Receivables:
Past Due 31-60 days	6,010,645.45	337
Past Due 61-90 days	1,473,607.61	81
Past Due 91-120 days	124,472.25	6
Past Due 121+ days	0.00	0
Total	7,608,725.31	424

Total 31+ Delinquent as % Ending Pool Balance	2.49%

Recoveries	493,024.32

Aggregate Net Losses/(Gains) - November 2016	342,724.23

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.24%
Prior Net Losses Ratio	0.96%
Second Prior Net Losses Ratio	1.84%
Third Prior Net Losses Ratio	1.53%
Four Month Average	1.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.10%

Flow of Funds	$ Amount

Collections	15,431,055.79
Advances	(1,366.78)
Investment Earnings on Cash Accounts	3,885.99
Servicing Fee	(275,345.30)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,158,229.70

Distributions of Available Funds
(1) Class A Interest	352,284.71
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,425,207.44
(7) Distribution to Certificateholders	1,355,560.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,158,229.70

Servicing Fee	275,345.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 11/15/16	305,289,615.77
Principal Paid	13,425,207.44
Note Balance @ 12/15/16	291,864,408.33

Class A-1
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2a
Note Balance @ 11/15/16	1,034,807.88
Principal Paid	1,034,807.88
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2b
Note Balance @ 11/15/16	1,034,807.89
Principal Paid	1,034,807.89
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-3
Note Balance @ 11/15/16	204,000,000.00
Principal Paid	11,355,591.67
Note Balance @ 12/15/16	192,644,408.33
Note Factor @ 12/15/16	94.4335335%

Class A-4
Note Balance @ 11/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	84,410,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	14,810,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	377,461.71
Total Principal Paid	13,425,207.44
Total Paid	13,802,669.15

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	681.25
Principal Paid	1,034,807.88
Total Paid to A-2a Holders	1,035,489.13

Class A-2b
One-Month Libor	0.53817%
Coupon	0.81817%
Interest Paid	705.54
Principal Paid	1,034,807.89
Total Paid to A-2b Holders	1,035,513.43

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	11,355,591.67
Total Paid to A-3 Holders	11,583,391.67

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5344818
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0099508
Total Distribution Amount	19.5444326

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0052004
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	7.8992968
Total A-2a Distribution Amount	7.9044972

A-2b Interest Distribution Amount	0.0053858
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	7.8992969
Total A-2b Distribution Amount	7.9046827

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.6646650
Total A-3 Distribution Amount	56.7813317

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/16	68,108.52
Balance as of 11/30/16	66,741.74
Change	(1,366.78)

Reserve Account
Balance as of 11/15/16	1,806,189.65
Investment Earnings	444.19
Investment Earnings Paid	(444.19)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65